Other Financial Liabilities - Derivative narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ 300	$ 6,500
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	800	147,500
Interest expense
Disclosure of detailed information about hedging instruments [line items]
Realized gain on qualifying cash flow hedging instruments	$ (750)	$ (811)	$ (689)